                          VAN KAMPEN AMERICAN CAPITAL
                        LIMITED MATURITY GOVERNMENT FUND
                   SUPPLEMENT DATED DECEMBER 4, 1995, TO THE
 PROSPECTUS DATED JULY 4, 1995, AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 12, 1995.

The first two paragraphs of the section of the Prospectus captioned "Purchase of Shares -- Class B Shares" are hereby replaced with the following:

    Class B shares are offered at the next determined net asset value. Class B shares which are redeemed within four years of purchase are subject to a contingent deferred sales charge at the rates set forth in the following table charged as a percentage of the dollar amount subject thereto. The charge is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gains distributions.

    In addition, the contingent deferred sales charge schedule for Class B shares is hereby replaced with the following:

    --------------------------------------------------------------------
                                                     Contingent Deferred
                                                      Sales Charge as a
                                                        Percentage of
                                                        Dollar Amount
                 Year Since Purchase                  Subject to Charge
    --------------------------------------------------------------------
    First.........................................           3.0%
    Second........................................           2.5%
    Third.........................................           2.0%
    Fourth........................................           1.0%
    Fifth.........................................           None
    --------------------------------------------------------------------